Leases	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Leases
Leases

Note 12 — Leases

The Company has entered into operating leases for office space. The leases have remaining terms ranging from four months to 2.2 years and expire at various dates through August 2027. The leases do not contain residual value guarantees or restrictive covenants.

In March 2025, the Company entered into an operating lease for a 2,713 square foot facility in Irvine, California, used as its corporate headquarters. The lease has an initial term of two years, with monthly rent payments of $7, and requires a security deposit of $22. In connection with the lease, the Company recognized a right-of-use asset and an operating lease liability of $145. In May 2025, the Company also entered into a new lease for a 2,400 square foot facility it currently occupies in Newburyport, Massachusetts, used for research and manufacturing. The lease has an initial term of two years, with monthly rent payments of $3. In connection with the lease, the Company recognized a right-of-use asset and an operating lease liability of $66. The Company also modified the lease on a property it occupies in Lowell, Massachusetts to reduce the remaining lease term. As a result of the modification, the Company recognized an $86 reduction in the related ROU asset and operating lease liability.

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

Also in March 2025, the Company vacated a leased 19,436 square foot office in Irvine, California, having a remaining lease term of 2.4 years and in April 2025 the lease was terminated. As a result of the termination of the lease, the Company recognized an impairment loss of $725 to reduce the carrying value of this asset group to its estimated fair value. The resulting impairment loss is included in “Impairment of long-lived assets” in the condensed consolidated statements of operations and comprehensive loss.

Effective October 1, 2024, the Company entered into an operating lease with a related party for a 6,149 square foot facility in Irvine, California used for the design, manufacture and sale of the Company’s interconnect products. The lease has an initial term of fifteen months, with monthly rent payments of $12, and requires a security deposit of $30. Rent paid under the lease was $35 and $106 for the three months and nine months ended June 30, 2025. In connection with the lease, the Company initially recognized a right-of-use asset of $162. As of June 30, 2025, an operating lease liability under this lease of $69 is included in “Operating lease liabilities, current” in the condensed consolidated balance sheets.

The following lease costs are included in the condensed consolidated statements of operations and comprehensive loss:

	Nine months ended June 30,
	2025	2024
Operating lease cost	$454	$307
Short-term lease cost	32	88
Total lease cost	$486	$395

Cash paid for amounts included in the measurement of operating lease liabilities for the nine months ended June 30, 2025 and 2024 was $458 and $413, respectively. As of June 30, 2025, the weighted-average remaining lease term was 2.0 years, and the weighted-average discount rate was 15.6%. There are no other leases that had not yet commenced as of June 30, 2025 that will create significant additional rights and obligations for the Company.

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the condensed consolidated balance sheet as of June 30, 2025:

Years ending September 30,
2025 (remaining three months)	$219
2026	711
2027	590
Total minimum lease payments	1,520
Less: imputed interest	(205)
Present value of future minimum lease payments	1,315
Less: current obligations under leases	(615)
Long-term lease obligations	$700

Note 13 - Leases

The Company has entered into operating leases for office space. The leases have remaining terms ranging from 2.2 to 2.9 years and expire at various dates through August 2027. The leases do not contain residual value guarantees or restrictive covenants. The lease covering the Company’s 19,436 square foot headquarters in Irvine, California provides the Company an option to extend the lease for one additional five-year term, with rent at the prevailing market rate. The lease requires a security deposit of $400, which is recorded in other assets in the consolidated balance sheets.

The following lease costs are included in the consolidated statements of operations and comprehensive loss:

	Year ended September 30,
	2024	2023

Operating lease cost	$429	$396
Short-term lease cost	135	266
Total lease cost	$564	$662

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended September 30, 2024 and 2023 was $563 and $530, respectively. As of September 30, 2024, the weighted-average remaining lease term was 2.8 years, and the weighted-average discount rate was 15.6%.

During the year ended September 30, 2024, the Company obtained a right-of-use asset valued at $192 in connection with a business acquisition. The Company has also amended an office lease to provide for the use of additional space, which is not yet available for the Company’s use. At such time as the additional space is available to it-which the Company anticipates will occur in 2025-the Company expects to recognize an increase in the right-of-use asset and lease liability of approximately $814. There were no other leases that had not yet commenced as of September 30, 2024 that will create significant additional rights and obligations for the Company.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the consolidated balance sheet as of September 30, 2024:

Years ending September 30,

2025	$617
2026	639
2027	532
Total minimum lease payments	1,788
Less: imputed interest	(336)
Present value of future minimum lease payments	1,452
Less: current obligations under leases	(428)
Long-term lease obligations	$1,024